Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share1 [Abstract]
Earnings per share
A reconciliation of the numerator and denominator used for the purposes of calculating diluted loss per share is as follows:

	2025	2024
Loss
Numerator for basic EPS	$(937)	$(5)
Cash-settled expense (recovery) included in earnings	(14)	7
Equity-settled expense adjustment	(5)	(7)
Numerator for diluted EPS	$(956)	$(6)

Weighted average number of shares (thousands)
Denominator for basic EPS	78,977	80,859
Effect of dilutive equity-based compensation	179	265
Denominator for diluted EPS	79,156	81,124

Loss per share (dollars)
Basic	$(11.87)	$(0.06)
Diluted	$(12.08)	$(0.07)